INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net operating losses carryforwards	$ 443,865	$ 104,882
Less: valuation allowance	(443,865)	(104,882)
Deferred tax assets, net